Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Parent company
Disclosure of transactions between related parties [line items]
Dividend received	$ 0.0	$ 0.0	$ 131.5